Share-based compensation (Details 1) - Share Compensation Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number	3,519,874	2,892,057	2,001,557
Options outstanding, Weighted average remaining contractual life	3 years 25 days
Options outstanding, Weighted average exercise price	$ 5.04	$ 5.52	$ 5.82
Options exercisable, Number	2,315,651
Options exercisable, Weighted average exercise price	$ 5.88
$2.49 to $3.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number	975,000
Options outstanding, Weighted average remaining contractual life	4 years 2 months 19 days
Options outstanding, Weighted average exercise price	$ 2.52
Options exercisable, Number	270,820
Options exercisable, Weighted average exercise price	$ 2.52
$3.26 to $4.03 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number	800,000
Options outstanding, Weighted average remaining contractual life	3 years 2 months 12 days
Options outstanding, Weighted average exercise price	$ 4.01
Options exercisable, Number	547,210
Options exercisable, Weighted average exercise price	$ 4.01
$4.04 to $6.26 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number	1,092,000
Options outstanding, Weighted average remaining contractual life	3 years 22 days
Options outstanding, Weighted average exercise price	$ 5.37
Options exercisable, Number	863,594
Options exercisable, Weighted average exercise price	$ 5.45
$6.27 to $13.28 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number	652,874
Options outstanding, Weighted average remaining contractual life	1 year 2 months 19 days
Options outstanding, Weighted average exercise price	$ 9.52
Options exercisable, Number	634,027
Options exercisable, Weighted average exercise price	$ 9.53